Lease liability	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liability

Note 14 - Lease liability:

Maturity analysis of the Group’s lease liabilities

December 31,
2022
NIS thousands
Less than one year	4,349
One to five years	13,273
More than five years	9,829

Total	27,451

Current maturities of lease liability	4,349

Long-term lease liability	23,102

Payments of lease liabilities	4,603

Amounts recognized in profit or loss

	2022	2021	2020
	NIS thousands	NIS thousands	NIS thousands
Interest expenses on lease liability	719	480	64
Variable lease payments not included in the measurement
of the lease liability	988	2,574	546

	1,707	3,054	610

Intercure Ltd.

Notes to the Consolidated Financial Statements